Schedule III Real Estate And Accumulated Depreciation (Schedule Of Changes In Rental Properties And Accumulated Depreciation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Real Estate and Accumulated Depreciation [Line Items]
Balance	$ 188,899	$ 214,585	$ 248,468
Additions to buildings and improvements	25,618	46,489	3,058
Disposition of buildings and improvements	(68,256)	(65,802)	(32,646)
Impairment loss	(2,877)	(6,373)	(4,295)
Balance	143,384	188,899	214,585
Balance	58,200	75,403	84,112
Depreciation for the period	5,190	5,400	6,549
Depreciation on assets sold or disposed	(33,477)	(19,938)	(13,884)
Impairment loss	(1,400)	(2,665)	(1,374)
Balance	28,513	$ 58,200	$ 75,403
Aggregate cost of land, buildings, furniture and equipment for Federal income tax purposes	$ 148,400
Minimum [Member] | Building And Improvements [Member]
Real Estate and Accumulated Depreciation [Line Items]
Useful life used for computation of depreciation	15 years
Minimum [Member] | Furniture And Equipment [Member]
Real Estate and Accumulated Depreciation [Line Items]
Useful life used for computation of depreciation	3 years
Maximum [Member] | Building And Improvements [Member]
Real Estate and Accumulated Depreciation [Line Items]
Useful life used for computation of depreciation	40 years
Maximum [Member] | Furniture And Equipment [Member]
Real Estate and Accumulated Depreciation [Line Items]
Useful life used for computation of depreciation	12 years